Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 11, 2020	Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	Community Bancorp /VT
Entity Central Index Key	0000718413
Document Type	10-K
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false
Entity Public Float			$ 78,876,887
Entity Common Stock, Shares Outstanding		5,239,675
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	VT
Entity File Number	000-16435